Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Research and development	$ 2,182	$ 9,863	$ 4,452	$ 12,116
General and administrative	1,802	1,589	3,622	3,741
Total operating expenses	3,984	11,452	8,074	15,857
Operating loss	(3,984)	(11,452)	(8,074)	(15,857)
Loss on debt issuances	(7,313)	0	(7,437)	0
Gain on debt extinguishment, net	74	0	52	14,520
Change in fair value of convertible notes payable	785	0	785	0
Change in fair value of common stock warrant liability	108	0	242	0
Change in fair value of derivative liabilities	0	0	188	0
Interest income	198	20	205	50
Interest expense	(79)	(110)	(99)	(123)
Other (expense) income, net	(420)	(285)	(538)	(84)
Total other income, net	(6,647)	(375)	(6,602)	14,363
Loss before income taxes	(10,631)	(11,827)	(14,676)	(1,494)
Deferred income tax benefit	0	(197)	0	(311)
Net loss	(10,631)	(12,024)	(14,676)	(1,805)
Deemed dividends on warrants	(9)	0	(9)	0
Net loss attributable to common stockholders	$ (14,918)	$ (12,024)	$ (19,961)	$ (1,805)
Net loss per share attributable to common stockholders
Basic and diluted (in dollars per share)	$ (3.06)	$ (1,045.84)	$ (6.67)	$ (173.62)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	4,877,257	11,497	2,993,377	10,396
Series C Preferred Stock [Member]
Deemed dividend on Series C preferred stock	$ (4,141)	$ 0	$ (5,139)	$ 0
Series D Preferred Stock [Member]
Deemed dividend on Series C preferred stock	$ (137)	$ 0	$ (137)	$ 0